Consolidated statements of comprehensive loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Loss for the year	R$ (9,151,371)	R$ (2,380,456)	R$ (722,367)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Post-employment benefit	2,811	(2,175)	(518)
Total comprehensive loss	R$ (9,148,560)	R$ (2,382,631)	R$ (722,885)